UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Winslow Large-Cap Growth Fund

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.2%

	COMMON STOCKS – 98.2%

	Aerospace & Defense – 2.9%

202,200	Honeywell International Inc.	$19,435,464

66,000	Precision Castparts Corporation	14,566,200
	Total Aerospace & Defense	34,001,664

	Airlines – 1.3%

371,500	Delta Air Lines, Inc.	14,945,445

	Auto Components – 0.4%

97,000	BorgWarner Inc.	5,530,940

	Biotechnology – 11.6%

124,080	Alexion Pharmaceuticals Inc., (2)	23,743,949

152,080	Amgen Inc.	24,664,334

70,500	Biogen Idec Inc., (2)	22,636,140

332,000	Celgene Corporation, (2)	35,553,880

276,410	Gilead Sciences, Inc., (2)	30,957,920
	Total Biotechnology	137,556,223

	Capital Markets – 2.5%

47,530	BlackRock Inc.	16,212,958

390,300	Morgan Stanley	13,640,985
	Total Capital Markets	29,853,943

	Chemicals – 2.8%

109,600	Ecolab Inc.	12,190,808

184,200	Monsanto Company	21,190,368
	Total Chemicals	33,381,176

	Computers & Peripherals – 5.1%

559,700	Apple, Inc.	60,447,601

	Consumer Finance – 1.2%

163,800	American Express Company	14,733,810

	Food & Staples Retailing – 2.2%

93,800	Costco Wholesale Corporation	12,510,106

161,500	CVS Health Corporation	13,858,315
	Total Food & Staples Retailing	26,368,421

	Health Care Providers & Services – 3.8%

117,980	McKesson HBOC Inc.	23,998,312

216,400	UnitedHealth Group Incorporated	20,560,164
	Total Health Care Providers & Services	44,558,476

Nuveen Investments	1

Nuveen Winslow Large-Cap Growth Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Technology – 1.2%

229,900	Cerner Corporation, (2)	$14,561,866

	Hotels, Restaurants & Leisure – 4.8%

20,200	Chipotle Mexican Grill, (2)	12,887,600

547,500	Hilton Worldwide Holdings Inc., (2)	13,818,900

375,700	MGM Resorts International Inc., (2)	8,735,025

278,800	Starbucks Corporation	21,066,128
	Total Hotels, Restaurants & Leisure	56,507,653

	Industrial Conglomerates – 1.1%

167,680	Danaher Corporation	13,481,472

	Internet & Catalog Retail – 5.1%

43,890	Amazon.com, Inc., (2)	13,406,639

24,640	NetFlix.com Inc., (2)	9,677,853

26,100	The Priceline Group Inc., (2)	31,482,081

65,620	TripAdvisor Inc., (2)	5,817,869
	Total Internet & Catalog Retail	60,384,442

	Internet Software & Services – 13.9%

161,800	Alibaba Group Holding Limited, Sponsored ADR, (2)	15,953,480

133,900	Baidu Inc., ADR, (2)	31,971,303

57,980	CoStar Group, Inc., (2)	9,339,998

311,400	Facebook Inc., Class A, (2)	23,351,886

43,000	Google Inc., Class A, (2)	24,418,410

43,000	Google Inc., Class C, (2)	24,040,440

98,500	LinkedIn Corporation, Class A, (2)	22,552,560

319,300	Twitter Inc., (2)	13,241,371
	Total Internet Software & Services	164,869,448

	IT Services – 6.8%

232,000	Cognizant Technology Solutions Corporation, Class A, (2)	11,333,200

279,200	MasterCard, Inc.	23,383,000

190,200	Visa Inc.	45,919,986
	Total IT Services	80,636,186

	Media – 6.3%

227,000	Comcast Corporation, Class A	12,564,450

451,300	Liberty Global PLC, Class C, (2)	20,069,311

706,350	Twenty First Century Fox Inc., Class A	24,354,948

192,500	Walt Disney Company	17,590,650
	Total Media	74,579,359

	Oil, Gas & Consumable Fuels – 2.3%

104,478	Concho Resources Inc., (2)	11,391,236

2	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

294,500	Williams Companies, Inc.	$16,347,695
	Total Oil, Gas & Consumable Fuels	27,738,931

	Pharmaceuticals – 2.6%

321,400	AbbVie Inc.	20,396,044

269,100	Zoetis Incorporated	9,999,756
	Total Pharmaceuticals	30,395,800

	Professional Services – 1.1%

294,100	Nielsen N.V.	12,496,309

	Real Estate Investment Trust – 1.7%

210,500	American Tower Corporation, REIT	20,523,750

	Road & Rail – 4.1%

415,900	Union Pacific Corporation	48,431,555

	Semiconductors & Semiconductor Equipment – 2.3%

656,300	Applied Materials, Inc.	14,497,667

299,700	ARM Holdings PLC ADR	12,800,187
	Total Semiconductors & Semiconductor Equipment	27,297,854

	Software – 5.0%

410,200	Salesforce.com, Inc., (2)	26,248,698

165,700	ServiceNow Inc., (2)	11,256,001

101,300	Splunk Inc., (2)	6,693,904

159,100	Workday Inc., Class A, (2)	15,190,868
	Total Software	59,389,471

	Specialty Retail – 1.2%

121,400	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	14,666,334

	Textiles, Apparel & Luxury Goods – 3.4%

121,700	Michael Kors Holdings Limited, (2)	9,564,403

267,500	Nike, Inc., Class B	24,869,475

95,200	Under Armour, Inc., (2)	6,243,216
	Total Textiles, Apparel & Luxury Goods	40,677,094

	Wireless Telecommunication Services – 1.5%

162,200	SBA Communications Corporation, (2)	18,219,926
	Total Long-Term Investments (cost $784,859,146)	1,166,235,149

Nuveen Investments	3

Nuveen Winslow Large-Cap Growth Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.0%

$23,920	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $23,920,010, collateralized by $24,465,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $24,401,556	0.000%	11/03/14	$23,920,010
	Total Short-Term Investments (cost $23,920,010)			23,920,010
	Total Investments (cost $808,779,156) – 100.2%			1,190,155,159
	Other Assets Less Liabilities – (0.2)%			(2,037,534)
	Net Assets – 100%			$1,188,117,625

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,166,235,149	$—	$—	$1,166,235,149
Short-Term Investments:
Repurchase Agreements	—	23,920,010	—	23,920,010
Total	$1,166,235,149	$23,920,010	$—	$1,190,155,159

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments was $810,687,885.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation	$388,791,127
Depreciation	(9,323,853)
Net unrealized appreciation (depreciation) of investments	$379,467,274

4	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trusts.

Nuveen Investments	5

Nuveen Global Growth Fund

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.1%

	COMMON STOCKS – 99.5%

	Aerospace & Defense – 1.7%

829	Boeing Company	$103,550

10,441	CybAero AB, (2)	45,712

1,059	Safran SA, (2)	67,070
	Total Aerospace & Defense	216,332

	Airlines – 1.5%

8,800	Air Canada, Class A	73,317

2,730	Delta Air Lines, Inc.	109,828
	Total Airlines	183,145

	Auto Components – 1.3%

2,347	Delphi Automotive PLC	161,896

	Automobiles – 0.5%

269	Tesla Motors Inc.	65,017

	Banks – 3.0%

22,769	IntesaSanpaolo SpA, (2)	66,935

11,500	Mitsubishi UFJ Financial Group Inc., (2)	67,036

1,380	Signature Bank, (3)	167,159

4,899	Talmer Bancorp Inc., Class A	68,488
	Total Banks	369,618

	Beverages – 1.7%

2,349	Constellation Brands, Inc., Class A, (3)	215,028

	Biotechnology – 4.6%

2,771	Alkermes Inc.	140,074

2,413	Gilead Sciences, Inc., (3)	270,256

2,019	Grifols SA, ADR	71,452

346	Intercept Pharmaceuticals Incorporated	89,403
	Total Biotechnology	571,185

	Capital Markets – 2.0%

291	Leonteq AG, (2)	63,457

5,101	Morgan Stanley	178,280
	Total Capital Markets	241,737

	Chemicals – 1.0%

80,000	Huabao International Holdings Limited, (2)	57,204

1,300	Nitto Denko Corporation, (2)	70,309
	Total Chemicals	127,513

6	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment – 1.2%

1,420	Palo Alto Networks, Incorporated, (3)	$150,094

	Construction & Engineering – 0.8%

124,000	China Communications Construction Company Limited, (2)	95,193

	Construction Materials – 1.2%

1,764	Eagle Materials Inc.	154,227

	Diversified Consumer Services – 0.7%

4,970	LifeLock, Incorporated, (3)	84,043

	Diversified Financial Services – 0.6%

7,338	IG Group Holdings PLC, (2)	70,720

	Electrical Equipment – 3.4%

3,506	Generac Holdings Inc., (3)	158,962

1,600	Nidec Corporation, (2)	105,716

1,359	Rockwell Automation, Inc.	152,684
	Total Electrical Equipment	417,362

	Electronic Equipment, Instruments & Components – 1.7%

4,300	Alps Electric Company, Limited, (2)	73,191

1,729	Cognex Corporation	68,399

952	IPG Photonics Corporation	69,886
	Total Electronic Equipment, Instruments & Components	211,476

	Energy Equipment & Services – 1.4%

1,802	Halliburton Company	99,362

4,149	Nabors Industries Inc.	74,060
	Total Energy Equipment & Services	173,422

	Food & Staples Retailing – 2.3%

4,800	Alimentation Couche-Tard B Shares	162,903

1,466	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	61,279

1,100	Loblaw Companies Limited	57,311
	Total Food & Staples Retailing	281,493

	Food Products – 4.8%

8,215	Boulder Brands Inc., (3)	72,949

16,761	Greencore Group PLC, (2)	70,329

1,850	Hain Celestial Group Inc., (3)	200,263

3,854	Mondelez International Inc.	135,892

2,979	WhiteWave Foods Company, (3)	110,908
	Total Food Products	590,341

	Health Care Equipment & Supplies – 2.4%

1,100	Cyberdine Inc., (2)	35,468

2,735	GN Store Nord A/S, (2)	63,636

Nuveen Investments	7

Nuveen Global Growth Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

4,589	Insulet Corporation, (3)	$198,107
	Total Health Care Equipment & Supplies	297,211

	Health Care Providers & Services – 2.9%

2,025	Acadia Healthcare Company Inc., (3)	125,651

2,255	HCA Holdings Inc.	157,963

1,685	Ramsay Health Care Limited, (2)	77,895
	Total Health Care Providers & Services	361,509

	Health Care Technology – 0.9%

2,467	Medidata Solutions, Inc., (3)	111,286

	Hotels, Restaurants & Leisure – 4.4%

2,566	Domino’s Pizza Enterprises Limited, (2)	61,160

9,253	Domino’s Pizza Group PLC, (2)	94,257

300	Oriental Land Company Limited, (2)	64,152

11,600	Sands China Limited, (2)	72,425

3,273	Starbucks Corporation	247,308
	Total Hotels, Restaurants & Leisure	539,302

	Independent Power & Renewable Energy Producers – 0.7%

2,824	TerraForm Power, Inc.	80,371

	Insurance – 0.5%

393	Allianz AG ORD, (2)	62,496

	Internet & Catalog Retail – 1.8%

2,176	MakeMyTrip Limited	65,574

419	Vipshop Holdings Limited, ADR	96,073

2,535	Zalando SE	58,770
	Total Internet & Catalog Retail	220,417

	Internet Software & Services – 5.6%

1,282	Alibaba Group Holding Limited, Sponsered ADR, (3)	126,405

434	Baidu Inc., Sponsored ADR	103,626

1,133	Bitauto Holdings Limited ADR	94,855

2,215	Criteo SA, Sponsored ADR	67,978

419	Google Inc., Class A, (3)	237,938

1,658	United Internet AG, (2)	65,024
	Total Internet Software & Services	695,826

	IT Services – 3.6%

3,100	GMO Payment Gateway, Inc., (2)	64,078

8,192	Optimal Payments PLC, (2)	58,174

1,076	Visa Inc.	259,779

1,792	WireCard AG, (2)	64,296
	Total IT Services	446,327

8	Nuveen Investments

Shares	Description (1)	Value

	Life Sciences Tools & Services – 1.8%

238	Eurofins Scientific, (2)	$60,200

821	Illumina Inc., (3)	158,108
	Total Life Sciences Tools & Services	218,308

	Machinery – 6.4%

3,104	Arcam AB, (2)	72,193

164,500	China CNR Corp Limited, (4)	163,325

500	Fanuc Limited, (2)	88,118

1,456	GEA Group AG, (2)	67,162

4,000	Kubota Corporation, (2)	63,672

2,169	Stabilus GmbH	62,516

2,083	Trinity Industries Inc.	74,384

1,462	WABCO Holdings Inc.	142,370

1,739	Weir Group PLC, (2)	63,558
	Total Machinery	797,298

	Marine – 1.4%

900	Kirby Corporation, (3)	99,522

137,000	SITC International Holdings Company Limited, (2)	72,980
	Total Marine	172,502

	Media – 4.5%

1,914	CyberAgent Inc., (2)	74,535

1,900	Dentsu Inc., (2)	70,641

2,274	Discovery Communications Inc., Class A Shares, (3)	80,386

3,447	Imax Corporation	101,549

7,016	Twenty First Century Fox Inc., Class B Shares	232,721
	Total Media	559,832

	Metals & Mining – 1.6%

7,454	Alcoa Inc.	124,929

5,642	Stillwater Mining Company, (3)	74,079
	Total Metals & Mining	199,008

	Multiline Retail – 0.5%

993	Dollar General Corporation, (3)	62,231

	Oil, Gas & Consumable Fuels – 3.0%

1,200	Paramount Bed Company Limited	50,255

908	Pioneer Natural Resources Company	171,667

2,241	Range Resources Corporation	153,284
	Total Oil, Gas & Consumable Fuels	375,206

	Pharmaceuticals – 6.1%

534	Actavis PLC, (3)	129,623

1,007	Bayer AG, (2)	144,023

Nuveen Investments	9

Nuveen Global Growth Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals (continued)

2,900	Concordia Healthcare Corporation	$108,713

2,000	Nippon Shinyaku Company Limited, (2)	57,565

2,098	Novo Nordisk AS, Class B, (2)	94,835

421	Roche Holdings AG, (2)	124,238

1,470	Shire PLC, (2)	98,633
	Total Pharmaceuticals	757,630

	Real Estate Management & Development – 1.3%

609,000	Megaworld Corporation, (2)	67,301

3,000	Mitsui Fudosan Co., Ltd, (2)	96,499
	Total Real Estate Management & Development	163,800

	Road & Rail – 1.2%

689	Canadian Pacific Railway Limited	143,092

	Semiconductors & Semiconductor Equipment – 2.8%

1,621	Ambarella, Incorporated, (3)	71,794

6,714	ARM Holdings PLC, (2)	95,053

3,285	Micron Technology, Inc., (3)	108,701

1,099	NXP Semiconductors NV, (3)	75,457
	Total Semiconductors & Semiconductor Equipment	351,005

	Software – 4.7%

3,320	FireEye Inc.	112,847

2,716	Mobileye NV	141,259

2,586	ServiceNow Inc., (3)	175,667

1,908	Tableau Software Inc., Class A, (3)	157,582
	Total Software	587,355

	Specialty Retail – 1.8%

1,902	Best Buy Co., Inc.	64,934

1,577	Home Depot, Inc.	153,789
	Total Specialty Retail	218,723

	Textiles, Apparel & Luxury Goods – 0.8%

1,700	Gildan Activewear Inc.	101,271

	Trading Companies & Distributors – 1.7%

69,500	China Aircraft Leasing Group Holdings Limited, (2)	63,928

1,337	United Rentals Inc., (3)	147,150
	Total Trading Companies & Distributors	211,078

	Transportation Infrastructure – 0.6%

5,638	Groupe Eurotunnel SA, (2)	71,260

	Water Utilities – 0.6%

98,000	Beijing Enterprises Water Group, (2)	70,041

10	Nuveen Investments

Shares	Description (1)			Value

	Wireless Telecommunication Services – 0.5%

900	Softbank Corporation, (2), WI/DD			$65,520
	Total Common Stocks (cost $11,293,771)			12,319,747

Shares	Description (1), (5)

	INVESTMENT COMPANIES – 0.6%

3,209	WisdomTree India Earnings Fund			$74,513
	Total Investment Companies (cost $71,229)			74,513
	Total Long-Term Investments (cost $11,365,000)			12,394,260

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.8%

	REPURCHASE AGREEMENTS – 1.8%

$229	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $228,543, collateralized by $235,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $234,391	0.000%	11/03/14	$228,543
	Total Short-Term Investments (cost $228,543)			228,543
	Total Investments (cost $11,593,543) – 101.9%			12,622,803
	Other Assets Less Liabilities – (1.9%) (6)			(239,741)
	Net Assets – 100%			$12,383,062

Investments in Derivatives as of October 31, 2014

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (6)
State Street Bank	Japanese Yen	$3,927,304	U.S. Dollar	$36,327	11/04/14	$1,364
State Street Bank	Japanese Yen	827,519	U.S. Dollar	7,591	11/05/14	223
						$1,587

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	11

Nuveen Global Growth Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$8,838,534	$3,317,888	$163,325	$12,319,747
Investments Companies	74,513	—	—	74,513
Short-Term Investments:
Repurchase Agreements	—	228,543	—	228,543
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	1,587	—	1,587
Total	$8,913,047	$3,548,018	$163,325	$12,624,390
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	163,325
Transfers out of	—
Balance at the end of period	$163,325
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of October 31, 2014	$24,692

The Level 3 security is based on the last trade price until new market information becomes available.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(297,111)	$133,786	$—	$163,325	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments (excluding investments in derivatives) was $11,608,489.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation	$1,393,396
Depreciation	(379,082)
Net unrealized appreciation (depreciation) of investments	$1,014,314

12	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

ADR	American Depositary Receipt.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	13

Nuveen International Growth Fund

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.2%

	COMMON STOCKS – 98.1%

	Aerospace & Defense – 1.9%

2,464,000	AviChina Industry & Technology Company Limited, (2)	$1,873,698

311,659	CybAero AB, (2)	1,364,482

51,521	Empresa Brasileira de Aeronautica S.A, ADR	1,990,771

30,770	Safran SA, (2)	1,948,772
	Total Aerospace & Defense	7,177,723

	Air Freight & Logistics – 0.7%

299,000	SBS Holdings, Inc., (2)	2,603,202

	Airlines – 0.7%

324,600	Air Canada, Class A	2,704,400

	Auto Components – 0.2%

434,665	Hota Industrial Manufacturing Company Limited, (2)	778,826

	Banks – 4.0%

54,835	BNP Paribas SA, (2)	3,445,944

74,322	ICICI Bank Limited, ADR	4,188,788

1,301,397	IntesaSanpaolo SpA, (2)	3,825,793

608,800	Mitsubishi UFJ Financial Group Inc., (2)	3,548,825
	Total Banks	15,009,350

	Beverages – 0.6%

203,170	Britvic PLC, (2)	2,215,164

	Biotechnology – 0.8%

81,450	Grifols SA, ADR	2,882,516

	Capital Markets – 0.8%

13,135	Leonteq AG, (2)	2,864,282

	Chemicals – 2.0%

2,355,000	Huabao International Holdings Limited, (2)	1,683,954

70,300	Nitto Denko Corporation, (2)	3,802,107

558	Sika AG, (2)	1,994,639
	Total Chemicals	7,480,700

	Communications Equipment – 0.3%

274,437	Telit Communications PLC, (2)	1,042,531

	Construction & Engineering – 1.0%

4,853,000	China Communications Construction Company Limited, (2)	3,725,566

14	Nuveen Investments

Shares	Description (1)	Value

	Consumer Finance – 1.0%

484,105	International Personal Finance, (2)	$3,775,939

	Diversified Financial Services – 2.3%

161,000	Element Financial Corporation	1,871,346

272,380	IG Group Holdings PLC, (2)	2,625,050

127,320	London Stock Exchange Group, (2)	4,111,596
	Total Diversified Financial Services	8,607,992

	Electrical Equipment – 2.1%

22,100	Mabuchi Motor Company Limited, (2)	1,908,885

59,300	Nidec Corporation, (2)	3,918,107

1,151,000	Xinjiang Goldwind Science & Technology Company, Limited, (2)	2,065,718
	Total Electrical Equipment	7,892,710

	Electronic Equipment, Instruments & Components – 2.5%

144,900	Alps Electric Company, Limited, (2)	2,466,368

58,493	Hexagon AB, Class B, (2)	1,973,880

81,092	Hollysys Automation Technologies Limited	1,989,187

1,731,000	Sunny Optical Technology Group Company, Limited, (2)	2,810,087
	Total Electronic Equipment, Instruments & Components	9,239,522

	Food & Staples Retailing – 3.4%

185,600	Alimentation Couche-Tard B Shares	6,298,922

66,104	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,763,147

71,600	Loblaw Companies Limited	3,730,404
	Total Food & Staples Retailing	12,792,473

	Food Products – 2.0%

660,400	Charoen Pokphand Food Foreign Shares, (2)	633,887

2,851,000	Charoen Pokphand Foods PCL, (2)	2,736,540

528,046	Greencore Group PLC, (2)	2,215,684

449,400	JBS SA, (2)	2,003,006
	Total Food Products	7,589,117

	Health Care Equipment & Supplies – 1.2%

52,400	CYBERDYNE Inc., (2)	1,689,574

120,110	GN Store Nord A/S, (2)	2,794,652
	Total Health Care Equipment & Supplies	4,484,226

	Health Care Providers & Services – 1.1%

86,375	Ramsay Health Care Limited, (2)	3,992,974

	Hotels, Restaurants & Leisure – 7.1%

64,900	Amaya Gaming Group, Inc.	1,972,251

5,991,200	Bloomberry Resorts Corporation, (2)	2,072,568

115,779	Domino’s Pizza Enterprises Limited, (2)	2,759,564

Nuveen Investments	15

Nuveen International Growth Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

462,907	Domino’s Pizza Group PLC, (2)	$4,715,472

154,900	Intertain Group Limited	1,862,291

17,800	Oriental Land Company Limited, (2), WI/DD	3,806,337

1,360,000	Paradise Entertainment Limited, (2)	562,975

762,800	Sands China Limited, (2)	4,762,590

56,814	Whitbread PLC, (2)	3,971,355
	Total Hotels, Restaurants & Leisure	26,485,403

	Household Durables – 1.0%

1,221,500	Techtronic Industries Company Limited, (2)	3,831,913

	Household Products – 0.6%

96,618	Svenska Cellulosa AB, B Shares, (2)	2,164,869

	Insurance – 2.1%

16,650	Allianz AG ORD Shares, (2)	2,647,718

222,167	Prudential Corporation PLC, (2)	5,144,505
	Total Insurance	7,792,223

	Internet & Catalog Retail – 4.1%

4,084,387	Boohoo.com PLC, (2)	3,009,074

47,845	CTRIP.com, ADR	2,789,364

65,472	MakeMyTrip Limited	1,972,999

20,582	Vipshop Holdings Limited, ADR	4,719,247

116,394	Zalando SE	2,698,394
	Total Internet & Catalog Retail	15,189,078

	Internet Software & Services – 5.9%

55,956	Alibaba Group Holding Limited, Sponsored ADR, (3)	5,517,262

27,197	Baidu Inc., ADR	6,493,828

51,279	Bitauto Holdings Limited, ADR	4,293,078

124,091	Criteo SA, Sponsored ADR	3,808,353

47,625	United Internet AG, (2)	1,867,775
	Total Internet Software & Services	21,980,296

	IT Services – 2.3%

1,502,839	Earthport PLC	1,081,842

96,900	GMO Payment Gateway, Inc., (2)	2,002,967

214,208	Optimal Payments PLC, (2)	1,521,159

112,810	WireCard AG, (2)	4,047,537
	Total IT Services	8,653,505

	Life Sciences Tools & Services – 1.9%

12,193	Eurofins Scientific, (2)	3,084,107

36,012	Lonza AG, (2)	3,968,037
	Total Life Sciences Tools & Services	7,052,144

16	Nuveen Investments

Shares	Description (1)	Value

	Machinery – 7.2%

90,752	Arcam AB, (2)	$2,110,725

7,199,000	China CNR Corp Limited, (4)	7,147,595

24,500	Fanuc Limited, (2)	4,317,776

84,466	GEA Group AG, (2)	3,896,216

246,000	Kubota Corporation, (2)	3,915,829

69,774	Stabilus GmbH	2,011,058

99,657	Weir Group PLC, (2)	3,642,348
	Total Machinery	27,041,547

	Marine – 1.0%

6,911,000	SITC International Holdings Company Limited, (2)	3,681,475

	Media – 2.3%

62,786	CyberAgent Inc., (2)	2,445,017

59,500	Dentsu Inc., (2)	2,212,180

134,097	Imax Corporation	3,950,498
	Total Media	8,607,695

	Metals & Mining – 1.2%

502,763	Norsk Hydro ASA, (2)	2,814,928

2,747,100	STP & I PCL, (2)	1,846,825
	Total Metals & Mining	4,661,753

	Oil, Gas & Consumable Fuels – 0.5%

27,546	Epic Gas Limited,	138,854

44,900	Paramount Bed Company Limited, Class A	1,880,378
	Total Oil, Gas & Consumable Fuels	2,019,232

	Pharmaceuticals – 13.2%

218,319	Almirall SA, (2)	3,580,302

51,408	AstraZeneca PLC, (2)	3,755,270

44,590	Bayer AG, (2)	6,377,340

3,390,000	China Animal Healthcare Limited, (2)	2,794,094

95,400	Concordia Healthcare Corporation	3,576,283

1,119,200	Genomma Lab Internacional SAB de CV	2,834,933

208,755	Meda AB, Class A Shares, (2)	2,733,874

127,000	Nippon Shinyaku Company Limited, (2)	3,655,377

51,589	Novartis AG, REG, (2)	4,787,606

60,461	Novo Nordisk AS, Class B, (2)	2,733,002

16,523	Roche Holdings AG, (2)	4,875,960

56,608	Shire PLC, (2)	3,798,223

29,954	Valeant Pharmaceuticals International	3,985,080
	Total Pharmaceuticals	49,487,344

Nuveen Investments	17

Nuveen International Growth Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Professional Services – 1.7%

133,900	Nihon M&A Center Inc., (2)	$3,848,186

76,600	Recruit Holdings Company Limited	2,519,804
	Total Professional Services	6,367,990

	Real Estate Management & Development – 3.7%

280,275	Lend Lease Group, (2)	3,909,001

34,127,000	Megaworld Corporation, (2)	3,771,394

137,000	Mitsui Fudosan Co., Ltd, (2)	4,406,800

182,658	Savills PLC	1,881,756
	Total Real Estate Management & Development	13,968,951

	Road & Rail – 1.7%

29,951	Canadian Pacific Railway Limited	6,220,224

	Semiconductors & Semiconductor Equipment – 3.6%

325,639	ARM Holdings PLC, (2)	4,610,192

68,069	Dialog Semiconductor PLC, (2)	2,350,546

58,066	NXP Semiconductors NV, (3)	3,986,812

18,059	U-Blox AG, (2)	2,441,293
	Total Semiconductors & Semiconductor Equipment	13,388,843

	Software – 1.5%

86,841	Mobileye NV	4,516,600

227,931	Tungsten Corporation PLC, (2)	1,094,548
	Total Software	5,611,148

	Specialty Retail – 1.1%

10,700	Fast Retailing Company Limited, (2), WI/DD	3,977,803

	Textiles, Apparel & Luxury Goods – 1.4%

89,400	Gildan Activewear Inc.	5,325,687

	Trading Companies & Distributors – 0.9%

3,842,000	China Aircraft Leasing Group Holdings Limited, (2)	3,533,995

	Transportation Infrastructure – 1.3%

160,202	Groupe Eurotunnel SA, (2)	2,024,832

68,900	Japan Airport Terminal Company, (2)	2,718,321
	Total Transportation Infrastructure	4,743,153

	Water Utilities – 1.2%

6,180,000	Beijing Enterprises Water Group, (2)	4,416,880

	Wireless Telecommunication Services – 1.0%

52,000	Softbank Corporation, (2), WI/DD	3,785,570
	Total Common Stocks (cost $351,289,035)	366,847,934

18	Nuveen Investments

Shares	Description (1), (5)	Value

	INVESTMENT COMPANIES – 1.1%

167,057	WisdomTree India Earnings Fund	$3,879,063
	Total Investment Companies (cost $3,723,554)	3,879,063
	Total Long-Term Investments (cost $355,012,589)	370,726,997
	Other Assets Less Liabilities – 0.8% (6)	3,085,639
	Net Assets – 100%	$373,812,636

Investments in Derivatives as of October 31, 2014

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (6)
State Street Bank	Japanese Yen	$319,266,749	U.S. Dollar	$2,953,201	11/04/14	$110,853
State Street Bank	Japanese Yen	286,908,923	U.S. Dollar	2,631,791	11/05/14	77,516
						$188,369

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$108,456,357	$251,243,982	$7,147,595	$366,847,934
Investments Companies	3,879,063	—	—	3,879,063
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	188,369	—	188,369
Total	$112,335,420	$251,432,351	$7,147,595	$370,915,366
*	Represents net unrealized appreciation (depreciation).

Nuveen Investments	19

Nuveen International Growth Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	7,147,595
Transfers out of	—
Balance at the end of period	$7,147,595
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of October 31, 2014	$1,195,999

The Level 3 security is based on the last trade price until new market information becomes available.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$138,854	$(12,227,562)	$5,079,966	$(138,854)	$7,147,595	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments (excluding investments in derivatives) was $355,732,802.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation	$23,687,322
Depreciation	(8,693,127)
Net unrealized appreciation (depreciation) of investments	$14,994,195

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

ADR	American Depositary Receipt.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

20	Nuveen Investments

Nuveen Tradewinds Emerging Markets Fund

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.5%

	COMMON STOCKS – 96.5%

	Airlines – 2.1%

929,500	AirAsia Berhad, (2)	$706,550

	Automobiles – 1.0%

7,334	Tata Motors Limited, Sponsored ADR	345,431

	Banks – 10.0%

120,800	Bangkok Bank PCL, NVDR, (2)	734,479

802,313	Chinatrust Financial Holding Company Limited, (2)	562,647

6,593,128	FBN Holdings PLC, (2)	463,705

28,375	KB Financial Group Inc., (2)	1,112,293

59,200	Sberbank of Russia, GDR, (2)	450,805
	Total Banks	3,323,929

	Capital Markets – 1.5%

11,732	Mirae Asset Securities Company Limited, (2)	503,973

	Chemicals – 3.6%

250,700	Fertilizantes Heringer S.A.	635,375

98,235	UPL Limited, (2)	554,120
	Total Chemicals	1,189,495

	Computers & Peripherals – 4.4%

772	Samsung Electronics Company Limited, (2)	900,262

609	Samsung Electronics Company Limited, PFD, (2)	562,145
	Total Computers & Peripherals	1,462,407

	Construction & Engineering – 1.1%

177,125	Murray & Roberts Holdings Limited, (2)	363,855

	Diversified Telecommunication Services – 2.2%

34,301	KT Corporation, Sponsored ADR	525,834

112,595	Telecom Egypt SAE, (2)	217,276
	Total Diversified Telecommunication Services	743,110

	Electric Utilities – 1.0%

84,300	Centrais Electricas Brasileiras SA, Electrobras, PFD B	319,115

	Electronic Equipment, Instruments & Components – 2.1%

738,000	Digital China Holdings Limited, (2)	686,826

	Energy Equipment & Services – 3.3%

43,572	Eurasia Drilling Company Limited, 144A, GDR, (2)	1,089,300

Nuveen Investments	21

Nuveen Tradewinds Emerging Markets Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 1.1%

19,108	X5 Retail Group NV, 144A, GDR, (2)	$348,721

	Food Products – 15.3%

107,000	Adecoagro S.A.	970,490

112,000	BrasilAgro Cia Brasileira de Propriedades Agricolas	313,233

139,000	Grupo Lala S.A.B. de C.V.	317,198

72,774	Kernel Holding SA, (2)	574,749

77,924	MHP SA, 144A, GDR, (2)	825,994

160,500	SLC Agricola SA	1,094,009

1,549,500	WH Group Limited	1,013,000
	Total Food Products	5,108,673

	Gas Utilities – 1.0%

697,500	Perusahaan Gas Negara PT, Class B, (2)	343,581

	Health Care Providers & Services – 1.5%

115,000	Profarma Distribuidora de Produtos Farmaceuticos SA, (2)	505,686

	Hotels, Restaurants & Leisure – 2.0%

374,000	Hoteles City Express SAB de CV	677,665

	Independent Power Producers & Energy Traders – 5.7%

288,000	China Resources Power Holdings Company Limited, (2)	838,266

8,199	Empresa Nacional de Electricidad S.A., Sponsored ADR	382,729

279,319	NTPC Limited, (2)	682,631
	Total Independent Power Producers & Energy Traders	1,903,626

	Industrial Conglomerates – 1.2%

255,326	Turk Sise ve Cam Fabrikalari SA, (2)	388,236

	Insurance – 5.9%

566,161	Cathay Financial Holding Company Limited, (2)	933,240

124,500	Ping An Insurance (Group) Company of China Limited, Class H, (2)	1,017,754
	Total Insurance	1,950,994

	Media – 2.9%

1,617,000	Media Prima Berhad, (2)	963,589

	Metals & Mining – 3.0%

33,400	Impala Platinum Holdings Limited, (2)	243,608

7,093	POSCO, ADR	507,575

57,672	Silver Standard Resources, Inc.	252,027
	Total Metals & Mining	1,003,210

	Oil, Gas & Consumable Fuels – 7.1%

192,581	Bankers Petroleum Limited	739,875

57,668	Gazprom OAO, Sponsored ADR, (2)	382,097

132,089	Petrobras Energia S.A., Class B, ADR	891,601

22	Nuveen Investments

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels (continued)

27,346	Petroleo Brasileiro, Sponsored ADR, PFD			$334,442
	Total Oil, Gas & Consumable Fuels			2,348,015

	Pharmaceuticals – 1.7%

734,500	United Laboratories International Holdings Ltd., (2)			567,252

	Real Estate Management & Development – 3.4%

62,217	Cresud S.A, Sponsored ADR			653,279

174,000	Emaar Properties PJSC, (2)			485,083
	Total Real Estate Management & Development			1,138,362

	Semiconductors & Semiconductor Equipment – 2.7%

41,100	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR			905,022

	Specialty Retail – 1.9%

44,383	Cashbuild Limited			623,710

	Textiles, Apparel & Luxury Goods – 0.1%

8,439,000	China Hongxing Sports Limited, (3)			23,582

	Water Utilities – 1.0%

44,500	Companhia de Saneamento Basico do Estado de Sao Paulo, (2)			348,274

	Wireless Telecommunication Services – 6.7%

80,487	Bharti AirTel Limited, (2)			524,224

49,500	China Mobile Limited, (2)			617,181

74,821	Turkcell Iletisim Hizmetleri A.S., ADR			1,094,631
	Total Wireless Telecommunication Services			2,236,036
	Total Long-Term Investments (cost $33,416,351)			32,118,225

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.6%

	REPURCHASE AGREEMENTS – 3.6%

$1,206	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $1,206,077, collateralized by $1,235,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $1,231,797	0.000%	11/03/14	$1,206,077
	Total Short-Term Investments (cost $1,206,077)			1,206,077
	Total Investments (cost $34,622,428) – 100.1%			33,324,302
	Other Assets Less Liabilities – (0.1)%			(17,650)
	Net Assets – 100%			$33,306,652

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	23

Nuveen Tradewinds Emerging Markets Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$12,596,241	$19,498,402	$23,582	$32,118,225
Short-Term Investments:
Repurchase Agreements	—	1,206,077	—	1,206,077
Total	$12,596,241	$20,704,479	$23,582	$33,324,302

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfer In	(Transfer Out)	Transfer In	(Transfer Out)	Transfer In	(Transfer Out)
Common Stocks	$1,636,710	$(963,589)	$963,589	$(623,710)	$—	$(1,013,000)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments was $36,728,249.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation	$2,913,366
Depreciation	(6,317,313)
Net unrealized appreciation (depreciation) of investments	$(3,403,947)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

NVDR	Non-Voting Depositary Receipt.

24	Nuveen Investments

Nuveen Tradewinds Global All-Cap Fund

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.3%

	COMMON STOCKS – 98.3%

	Air Freight & Logistics – 0.8%

219,498	TNT Express NV, (2)	$1,275,833

	Airlines – 2.1%

4,054,200	AirAsia Berhad, (2)	3,081,759

	Automobiles – 1.4%

68,409	General Motors Company	2,148,043

	Banks – 5.9%

75,878	KB Financial Group Inc., ADR	2,936,479

679,300	Sumitomo Mitsui Trust Holdings Inc., (2)	2,773,392

715,315	TSB Banking Group PLC, (2)	3,091,413
	Total Banks	8,801,284

	Capital Markets – 3.4%

214,734	UBS AG	3,732,077

303,109	Uranium Participation Corporation	1,360,837
	Total Capital Markets	5,092,914

	Chemicals – 0.9%

14,532	Agrium Inc.	1,421,520

	Commercial Services & Supplies – 1.5%

196,482	Cape PLC, (2)	849,985

738,314	Rentokil Initial PLC, (2)	1,456,054
	Total Commercial Services & Supplies	2,306,039

	Communications Equipment – 1.5%

90,384	Cisco Systems, Inc.	2,211,696

	Computers & Peripherals – 1.7%

2,192	Samsung Electronics Company Limited, (2)	2,556,184

	Construction & Engineering – 1.0%

76,030	KBR Inc.	1,450,652

	Diversified Telecommunication Services – 3.6%

36,655	CenturyLink Inc.	1,520,449

22,600	Nippon Telegraph and Telephone Corporation, ADR, (2)	1,406,145

112,751	Telenor ASA, (2)	2,535,391
	Total Diversified Telecommunication Services	5,461,985

	Electric Utilities – 1.4%

528,498	Centrais Electricas Brasileiras SA, Electrobras, ADR	2,082,282

Nuveen Investments	25

Nuveen Tradewinds Global All-Cap Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Electrical Equipment – 0.8%

33,607	Alstom SA, (2)	$1,172,994

	Electronic Equipment, Instruments & Components – 4.4%

2,358,000	Digital China Holdings Limited, (2)	2,194,494

111,748	Ingram Micro, Inc., Class A, (3)	2,999,316

23,362	Tech Data Corporation, (3)	1,395,179
	Total Electronic Equipment, Instruments & Components	6,588,989

	Energy Equipment & Services – 1.7%

148,296	Aker Solutions ASA	960,798

64,900	Eurasian Drilling Company Limited, 144A, GDR, (2)	1,622,500
	Total Energy Equipment & Services	2,583,298

	Food & Staples Retailing – 1.7%

942,328	Tesco PLC, (2)	2,615,891

	Food Products – 11.2%

325,926	Adecoagro S.A.	2,956,149

32,600	Archer-Daniels-Midland Company	1,532,200

34,049	Bunge Limited	3,018,444

197,097	Dean Foods Company	2,899,297

40,510	Ingredion Inc.	3,129,398

182,900	Scandi Standard AB, (2)	1,336,083

2,786,000	WH Group Limited	1,821,373
	Total Food Products	16,692,944

	Independent Power Producers & Energy Traders – 2.0%

209,972	AES Corporation	2,954,306

	Insurance – 12.6%

225,818	Aegon N.V., (2)	1,840,518

97,204	American International Group, Inc.	5,207,216

52,318	Axis Capital Holdings Limited	2,518,589

69,406	Loews Corporation	3,026,102

183,400	MS&AD Insurance Group Holdings, Inc., (2)	3,964,514

280,000	Ping An Insurance (Group) Company of China Limited, (2)	2,288,924
	Total Insurance	18,845,863

	Machinery – 1.4%

56,000	Vallourec SA, (2)	2,046,636

	Marine – 1.3%

104,160	Stolt-Nielsen Limited, (2)	1,876,745

	Media – 1.7%

110,700	Time Inc.	2,500,713

26	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining – 6.8%

140,000	Barrick Gold Corporation	$1,661,800

69,783	Freeport-McMoRan, Inc.	1,988,816

213,100	Impala Platinum Holdings Limited, (2)	1,554,278

7,505	POSCO, (2)	2,167,722

7,146,000	Shougang Fushan Resources Group Limited	1,640,185

334,000	Turquoise Hill Resources Limited	1,118,900
	Total Metals & Mining	10,131,701

	Oil, Gas & Consumable Fuels – 6.1%

36,682	Apache Corporation	2,831,850

699,302	Bankers Petroleum Limited	2,686,640

47,390	Cabot Oil & Gas Corporation	1,473,829

59,782	Royal Dutch Shell PLC, Class B Shares, (2)	2,208,672
	Total Oil, Gas & Consumable Fuels	9,200,991

	Pharmaceuticals – 10.8%

33,122	Ipsen SA, (2)	1,628,096

37,308	Merck & Company Inc.	2,161,626

203,200	Mitsubishi Tanabe Pharma Corporation, (2)	3,090,098

35,366	Novartis AG, (2)	3,282,066

16,195	Sanofi-Synthelabo, SA, (2)	1,469,535

80,116	Teva Pharmaceutical Industries Limited, Sponsored ADR	4,524,151
	Total Pharmaceuticals	16,155,572

	Real Estate Management & Development – 1.0%

196,000	City Developments Limited, (2)	1,442,545

	Semiconductors & Semiconductor Equipment – 0.8%

109,100	Magnachip Semiconductor Corporation	1,214,283

	Software – 3.5%

93,324	Infoblox, Incorporated, (3)	1,506,249

95,431	Oracle Corporation	3,726,581
	Total Software	5,232,830

	Specialty Retail – 1.5%

65,810	Best Buy Co., Inc.	2,246,753

	Textiles, Apparel & Luxury Goods – 0.1%

31,950,000	China Hongxing Sports Limited, (4)	89,282

	Trading Companies & Distributors – 1.5%

152,800	Mitsui & Company Limited, (2)	2,307,136

	Water Utilities – 1.0%

195,600	Companhia de Saneamento Basico do Estado de Sao Paulo	1,517,856

Nuveen Investments	27

Nuveen Tradewinds Global All-Cap Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)			Value

	Wireless Telecommunication Services – 1.2%

126,342	Turkcell Iletisim Hizmetleri A.S., ADR			$1,848,383
	Total Long-Term Investments (cost $141,023,892)			147,155,902

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM-INVESTMENTS – 2.1%

	REPURCHASE AGREEMENTS – 2.1%

$3,188	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $3,188,480, collateralized by $3,265,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $3,256,533	0.000%	11/03/14	$3,188,480
	Total Short-Term Investments (cost $3,188,480)			3,188,480
	Total Investments (cost $144,212,372) – 100.4%			150,344,382
	Other Assets Less Liabilities – (0.4)%			(670,302)
	Net Assets – 100%			$149,674,080

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$87,931,017	$59,135,603	$89,282	$147,155,902
Short-Term Investments:
Repurchase Agreements	—	3,188,480	—	3,188,480
Total	$87,931,017	$62,324,083	$89,282	$150,344,382

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfer In	(Transfer Out)	Transfer In	(Transfer Out)	Transfer In	(Transfer Out)
Common Stocks	$3,461,558	$(4,427,496)	$4,427,496	$(1,640,185)	$—	$(1,821,373)

28	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments was $147,582,795.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation	$20,720,710
Depreciation	(17,959,123)
Net unrealized appreciation (depreciation) of investments	$2,761,587

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1993, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	29

Nuveen Tradewinds International Value Fund

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 95.4%

	COMMON STOCKS – 95.4%

	Aerospace & Defense – 1.5%

94,562	Thales SA, (2)	$4,695,948

	Air Freight & Logistics – 1.3%

718,659	TNT Express NV, (2)	4,177,210

	Auto Components – 0.9%

225,700	Takata Corporation, (2)	2,949,439

	Automobiles – 1.7%

43,587	Toyota Motor Corporation, Sponsored ADR	5,289,282

	Banks – 9.8%

644,097	HSBC Holdings PLC, (2)	6,566,803

478,111	ING Groep N.V., Ordinary Shares, (2)	6,846,722

117,526	KB Financial Group Inc., ADR	4,548,256

1,692,000	Sumitomo Mitsui Trust Holdings Inc., (2)	6,907,964

1,497,547	TSB Banking Group PLC, (2)	6,472,025
	Total Banks	31,341,770

	Capital Markets – 2.7%

489,008	UBS AG	8,498,959

	Chemicals – 3.1%

51,085	Agrium Inc.	4,997,135

76,547	Koninklijke DSM NV, (2)	4,796,280
	Total Chemicals	9,793,415

	Commercial Services & Supplies – 1.6%

531,000	Dai Nippon Printing Co., Ltd., (2)	5,233,956

	Communications Equipment – 2.0%

528,044	Ericsson LM Telefonaktiebolaget, Sponsored ADR	6,252,041

	Computers & Peripherals – 3.3%

154,000	Fuji Photo Film Co., Ltd., (2)	5,169,563

5,690	Samsung Electronics Company Limited, (2)	5,252,228
	Total Computers & Peripherals	10,421,791

	Diversified Financial Services – 1.5%

55,032	Groupe Bruxelles Lambert SA, (2)	4,918,066

	Diversified Telecommunication Services – 6.0%

313,398	Nippon Telegraph and Telephone Corporation, ADR	9,865,769

4,752,495	Telecom Italia S.p.A., (2)	4,252,255

30	Nuveen Investments

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

218,898	Telenor ASA, (2)	$4,922,280
	Total Diversified Telecommunication Services	19,040,304

	Electric Utilities – 1.7%

111,652	Centrais Electricas Brasileiras SA, Electrobras, ADR	439,909

122,300	Centrais Electricas Brasileiras SA, Electrobras	306,996

163,605	Electricite de France S.A, (2)	4,830,992
	Total Electric Utilities	5,577,897

	Electrical Equipment – 2.1%

78,400	Mabuchi Motor Company Limited, (2)	6,771,791

	Electronic Equipment, Instruments & Components – 2.4%

3,608,000	Digital China Holdings Limited, (2)	3,357,818

412,245	Flextronics International Limited	4,419,266
	Total Electronic Equipment, Instruments & Components	7,777,084

	Energy Equipment & Services – 1.8%

429,237	Aker Solutions ASA	2,780,993

122,086	Eurasia Drilling Company Limited, 144A, GDR, (2)	3,052,150
	Total Energy Equipment & Services	5,833,143

	Food & Staples Retailing – 5.4%

272,528	Carrefour SA, (2)	7,987,879

133,800	Seven & I Holdings Co. Ltd., (2)	5,225,706

1,429,309	Tesco PLC, (2)	3,967,744
	Total Food & Staples Retailing	17,181,329

	Household Durables – 2.7%

288,800	Panasonic Corporation, (2)	3,474,624

416,500	Sekisui House, Ltd., (2)	5,179,131
	Total Household Durables	8,653,755

	Industrial Conglomerates – 2.0%

56,994	Siemens AG, (2)	6,428,548

	Insurance – 10.3%

593,844	Aegon N.V., (2)	4,840,095

226,779	Ageas, (2)	7,580,749

154,719	Axis Capital Holdings Limited	7,448,173

564,474	Catlin Group Limited, (2)	4,849,275

375,500	MS&AD Insurance Group Holdings, Inc., (2)	8,117,093
	Total Insurance	32,835,385

	Internet & Catalog Retail – 1.3%

1,434,517	Home Retail Group, (2)	4,209,648

Nuveen Investments	31

Nuveen Tradewinds International Value Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Machinery – 1.8%

158,729	Vallourec SA, (2)	$5,801,081

	Media – 1.6%

189,862	Wolters Kluwer NV, (2)	5,069,067

	Metals & Mining – 1.9%

414,885	Impala Platinum Holdings Limited, (2)	3,026,029

10,857	POSCO, (2)	3,135,904
	Total Metals & Mining	6,161,933

	Oil, Gas & Consumable Fuels – 5.9%

247,869	Cameco Corporation	4,307,963

707,544	Gazprom OAO, Sponsored ADR, (2)	4,688,054

130,841	Royal Dutch Shell PLC, Class B, ADR	9,769,897
	Total Oil, Gas & Consumable Fuels	18,765,914

	Personal Products – 2.0%

389,600	Shiseido Company, Limited, (2)	6,465,082

	Pharmaceuticals – 9.1%

275,060	GlaxoSmithKline PLC, (2)	6,220,197

266,700	Mitsubishi Tanabe Pharma Corporation, (2)	4,055,753

91,633	Sanofi S.A., (2)	8,314,781

184,464	Teva Pharmaceutical Industries Limited, Sponsored ADR	10,416,683
	Total Pharmaceuticals	29,007,414

	Professional Services – 1.5%

70,091	Manpower Inc.	4,678,574

	Real Estate Management & Development – 1.5%

671,000	City Developments Limited, (2)	4,938,508

	Semiconductors & Semiconductor Equipment – 1.3%

70,200	Rohm Company Limited, (2)	4,273,129

	Textiles, Apparel & Luxury Goods – 1.6%

502,000	Wacoal Holdings Corporation, (2)	5,227,695

	Wireless Telecommunication Services – 2.1%

246,047	SK Telecom Company Limited, ADR	6,837,646
	Total Long-Term Investments (cost $261,858,849)	305,106,804

32	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.0%

	REPURCHASE AGREEMENTS – 1.0%

$3,106	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $3,106,475, collateralized by $3,180,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $3,171,753	0.000%	11/03/14	$3,106,475
	Total Short-Term Investments (cost $3,106,475)			3,106,475
	Total Investments (cost $264,965,324) – 96.4%			308,213,279
	Other Assets Less Liabilities – 3.6%			11,565,686
	Net Assets – 100%			$319,778,965

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$90,857,542	$214,249,262	$—	$305,106,804
Short-Term Investments:
Repurchase Agreements	—	3,106,475	—	3,106,475
Total	$90,857,542	$217,355,737	$—	$308,213,279

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfer In	(Transfer Out)	Transfer In	(Transfer Out)	Transfer In	(Transfer Out)
Common Stocks	$—	$(6,472,025)	$6,472,025	$—	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	33

Nuveen Tradewinds International Value Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

As of October 31, 2014, the cost of investments was $284,251,127.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation	$61,146,220
Depreciation	(37,184,068)
Net unrealized appreciation (depreciation) of investments	$23,962,152

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

34	Nuveen Investments

Nuveen Tradewinds Japan Fund

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 88.8%

	COMMON STOCKS – 88.8%

	Auto Components – 1.1%

2,800	Takata Corporation, (2)	$36,590

	Automobiles – 1.4%

386	Toyota Motor Corporation, Sponsored ADR	46,841

	Banks – 3.6%

4,000	Chiba Bank Limited, (2)	28,412

22,000	Sumitomo Mitsui Trust Holding Inc., (2)	89,820
	Total Banks	118,232

	Beverages – 2.0%

5,000	Kirin Holdings Co., Ltd., (2)	64,824

	Building Products – 1.5%

2,200	LIXIL Group Corp., (2)	48,247

	Capital Markets – 1.5%

6,000	Daiwa Securities Group Inc., (2)	47,418

	Chemicals – 2.4%

10,000	Chugoku Marine Paints Limited, (2)	79,027

	Commercial Services & Supplies – 4.9%

4,000	Dai Nippon Printing Co., Ltd., (2)	39,427

3,600	Duskin Company Limited, (2)	58,954

1,000	Secom Company Limited, (2)	61,625
	Total Commercial Services & Supplies	160,006

	Computers & Peripherals – 1.9%

1,822	FujiFilm Holdings Corporation, ADR, (2)	62,094

	Construction & Engineering – 1.9%

9,000	Obayashi Corporation, (2)	61,764

	Containers & Packaging – 1.6%

4,400	Toyo Seikan Group Holdings, (2)	53,357

	Diversified Telecommunication Services – 2.6%

2,753	Nippon Telegraph and Telephone Corporation, ADR	86,664

	Electrical Equipment – 2.6%

1,000	Mabuchi Motor Company Limited, (2)	86,375

	Electronic Equipment, Instruments & Components – 4.6%

9,400	Japan Display Inc., (2)	27,903

Nuveen Investments	35

Nuveen Tradewinds Japan Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components (continued)

1,100	Kyocera Corporation, (2)	$50,701

10,200	Sanshin Electronics Company Limited, (2)	72,233
	Total Electronic Equipment, Instruments & Components	150,837

	Food & Staples Retailing – 2.7%

2,300	Seven & I Holdings Co. Ltd., (2)	89,829

	Food Products – 2.5%

2,000	NH Foods Ltd., (2)	46,119

1,000	Toyo Suisan Kaisha Limited, (2)	34,536
	Total Food Products	80,655

	Health Care Providers & Services – 1.3%

1,400	Tokai Corporation, (2)	42,124

	Household Durables – 4.2%

6,432	Panasonic Corporation, Sponsored ADR, (2)	78,084

4,900	Sekisui House, Ltd., (2)	60,931
	Total Household Durables	139,015

	Insurance – 4.4%

3,800	MS&AD Insurance Group Holdings, Inc., (2)	82,144

2,500	Sompo Japan Nipponkoa Holdings, Inc., (2)	62,951
	Total Insurance	145,095

	IT Services – 0.9%

1,500	TKC Corporation, (2)	29,447

	Leisure Equipment & Products – 2.5%

3,100	Fields Corporation, (2)	40,590

1,100	Sankyo Company Ltd, (2)	40,030
	Total Leisure Equipment & Products	80,620

	Machinery – 2.1%

12,000	Japan Steel Works Limited, (2)	42,924

6,000	Organo Corporation, (2)	25,749
	Total Machinery	68,673

	Media – 2.9%

4,500	Hakuhodo DY Holdings Inc., (2)	44,503

3,200	TV Asahi Corporation, (2)	50,453
	Total Media	94,956

	Oil, Gas & Consumable Fuels – 1.9%

14,800	JX Holdings Inc., (2)	63,398

	Personal Products – 4.2%

1,400	KAO Corporation, (2)	54,592

36	Nuveen Investments

Shares	Description (1)	Value

	Personal Products (continued)

5,100	Shiseido Company, Limited, (2)	$84,630
	Total Personal Products	139,222

	Pharmaceuticals – 8.2%

3,400	Astellas Pharma Inc., (2)	52,770

3,700	Daiichi Sankyo Company Limited, (2)	55,655

1,800	Kissei Pharmaceuticals Company Limited, (2)	47,052

3,800	Mitsubishi Tanabe Pharma Corporation, (2)	57,787

1,600	Otsuka Holdings Company KK, (2)	56,125
	Total Pharmaceuticals	269,389

	Real Estate Management & Development – 1.4%

2,500	Daiwa House Industry Company Limited, (2)	47,299

	Road & Rail – 1.8%

400	East Japan Railway Company, (2)	31,241

600	West Japan Railway Company, (2)	28,599
	Total Road & Rail	59,840

	Semiconductors & Semiconductor Equipment – 1.8%

1,000	Rohm Company Limited, (2)	60,871

	Software – 1.3%

400	Nintendo Co., Ltd., (2)	43,111

	Specialty Retail – 2.7%

2,300	Chiyoda Company Limited, (2)	45,508

2,700	Xebio Company Limited, (2)	42,252
	Total Specialty Retail	87,760

	Textiles, Apparel & Luxury Goods – 1.9%

6,000	Wacoal Holdings Corporation, (2)	62,482

	Trading Companies & Distributors – 2.2%

4,900	Mitsui & Company Limited, (2)	73,985

	Transportation Infrastructure – 1.5%

5,000	Kamigumi Company Limited, (2)	48,209

	Wireless Telecommunication Services – 2.9%

5,571	NTT DoCoMo Inc., Sponsoder ADR	93,986
	Total Long-Term Investments (cost $2,292,041)	2,922,242
	Other Assets Less Liabilities – 11.2%	368,070
	Net Assets – 100%	$3,290,312

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs

Nuveen Investments	37

Nuveen Tradewinds Japan Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$227,491	$2,694,751	$—	$2,922,242

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments was $2,553,367.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation	$714,937
Depreciation	(346,062)
Net unrealized appreciation (depreciation) of investments	$368,875

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

ADR	American Depositary Receipt.

38	Nuveen Investments

Nuveen Santa Barbara Dividend Growth Fund

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.0%

	COMMON STOCKS – 97.0%

	Aerospace & Defense – 4.5%

423,627	Boeing Company	$52,915,249

636,230	Honeywell International Inc.	61,154,428
	Total Aerospace & Defense	114,069,677

	Banks – 8.2%

656,592	Cullen/Frost Bankers, Inc.	53,059,200

1,212,248	JPMorgan Chase & Co.	73,316,759

1,559,430	Wells Fargo & Company	82,790,139
	Total Banks	209,166,098

	Capital Markets – 3.8%

1,277,866	Bank New York Mellon	49,478,972

143,043	BlackRock Inc.	48,793,398
	Total Capital Markets	98,272,370

	Communication Equipment – 2.4%

764,133	QUALCOMM, Inc.	59,992,082

	Computers & Peripherals – 5.8%

873,423	Apple, Inc.	94,329,680

1,851,176	EMC Corporation	53,184,286
	Total Computers & Peripherals	147,513,966

	Consumer Finance – 2.0%

816,251	Discover Financial Services	52,060,489

	Containers & Packaging – 2.0%

700,875	Packaging Corp. of America	50,519,070

	Diversified Telecommunication Services – 2.5%

1,851,190	AT&T Inc.	64,495,460

	Electric Utilities – 3.9%

1,181,185	ITC Holdings Corporation	46,786,738

517,886	NextEra Energy Inc.	51,902,535
	Total Electric Utilities	98,689,273

	Energy Equipment & Services – 1.0%

1,160,509	Seadrill Limited	26,691,707

	Food & Staples Retailing – 3.3%

980,450	CVS Caremark Corporation	84,132,415

Nuveen Investments	39

Nuveen Santa Barbara Dividend Growth Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Food Products – 1.7%

595,597	McCormick & Company, Incorporated	$42,120,620

	Health Care Equipment & Supplies – 2.4%

669,905	Covidien PLC	61,926,018

	Health Care Providers & Services – 2.8%

756,450	UnitedHealth Group Incorporated	71,870,315

	Household Durables – 3.2%

342,562	Tupperware Corporation	21,838,328

355,279	Whirlpool Corporation	61,125,752
	Total Household Durables	82,964,080

	Household Products – 2.3%

882,485	Colgate-Palmolive Company	59,020,597

	Insurance – 4.3%

477,954	Ace Limited	52,240,372

1,070,620	Marsh & McLennan Companies, Inc.	58,209,609
	Total Insurance	110,449,981

	IT Services – 4.4%

590,024	Accenture Limited	47,862,747

1,106,918	Fidelity National Information Services	64,632,942
	Total IT Services	112,495,689

	Machinery – 1.6%

411,603	Caterpillar Inc.	41,740,660

	Media – 2.6%

458,026	Time Warner Cable, Class A	67,426,007

	Multiline Retail – 2.0%

888,391	Macy’s, Inc.	51,366,768

	Oil, Gas & Consumable Fuels – 7.6%

609,443	Chevron Corporation	73,102,688

1,521,192	Kinder Morgan, Inc.	58,870,130

809,085	Phillips 66	63,513,173
	Total Oil, Gas & Consumable Fuels	195,485,991

	Pharmaceuticals – 7.4%

1,194,497	AbbVie Inc.	75,802,780

1,020,374	Novo-Nordisk A/S, ADR	46,100,497

2,280,420	Pfizer Inc.	68,298,579
	Total Pharmaceuticals	190,201,856

	Professional Services – 1.5%

887,493	Nielsen Holdings N.V.	37,709,578

40	Nuveen Investments

Shares	Description (1)			Value

	Road & Rail – 2.9%

636,612	Union Pacific Corporation			$74,133,467

	Software – 3.4%

1,855,599	Microsoft Corporation			87,120,373

	Specialty Retail – 2.2%

982,718	Lowe’s Companies, Inc.			56,211,470

	Textiles, Apparel & Luxury Goods – 2.8%

1,064,768	VF Corporation			72,063,498

	Tobacco – 2.5%

723,908	Philip Morris International			64,435,051
	Total Long-Term Investments (cost $1,839,354,064)			2,484,344,626

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.8%

	REPURCHASE AGREEMENTS – 2.8%

$70,218	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $70,218,274, collateralized by $71,810,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $71,623,778	0.000%	11/03/14	$70,218,274
	Total Short-Term Investments (cost $70,218,274)			70,218,274
	Total Investments (cost $1,909,572,338) – 99.8%			2,554,562,900
	Other Assets Less Liabilities – 0.2%			6,120,173
	Net Assets – 100%			$2,560,683,073

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,484,344,626	$—	$—	$2,484,344,626
Short-Term Investments:
Repurchase Agreements	—	70,218,274	—	70,218,274
Total	$2,484,344,626	$70,218,274	$—	$2,554,562,900

Nuveen Investments	41

Nuveen Santa Barbara Dividend Growth Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments was $1,913,094,716.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation	$670,819,685
Depreciation	(29,351,501)
Net unrealized appreciation (depreciation) of investments	$641,468,184

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

42	Nuveen Investments

Nuveen Santa Barbara Global Dividend Growth Fund

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.6%

	COMMON STOCKS – 96.6%

	Aerospace & Defense – 5.5%

870	Boeing Company	$108,672

1,654	Honeywell International Inc.	158,982

2,591	Safran SA, (2)	164,097
	Total Aerospace & Defense	431,751

	Automobiles – 2.2%

2,234	Daimler AG, (2)	174,183

	Banks – 10.5%

74,200	BOC Hong Kong Holdings Limited, (2)	247,480

2,786	JPMorgan Chase & Co.	168,497

3,273	Wells Fargo & Company	173,764

7,463	Westpac Banking Corporation, (2)	229,071
	Total Banks	818,812

	Biotechnology – 0.7%

1,507	Grifols SA., Class B Shares, (2)	53,044

	Communication Equipment – 2.3%

2,298	QUALCOMM, Inc.	180,416

	Computers & Peripherals – 3.7%

1,567	Apple, Inc.	169,236

4,053	EMC Corporation	116,443
	Total Computers & Peripherals	285,679

	Consumer Finance – 2.1%

2,534	Discover Financial Services	161,619

	Containers & Packaging – 4.4%

17,248	Amcor Limited, (2)	179,152

2,282	Packaging Corp. of America	164,487
	Total Containers & Packaging	343,639

	Diversified Telecommunication Services – 5.3%

4,807	AT&T Inc.	167,476

198,487	HKT Trust and HKT Limited, (2)	243,083
	Total Diversified Telecommunication Services	410,559

	Electric Utilities – 4.6%

1,766	NextEra Energy Inc.	176,989

7,226	Scottish and Southern Energy PLC, (2)	185,209
	Total Electric Utilities	362,198

Nuveen Investments	43

Nuveen Santa Barbara Global Dividend Growth Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Energy Equipment & Services – 1.4%

4,894	Seadrill Limited	$112,562

	Food & Staples Retailing – 2.4%

2,133	CVS Caremark Corporation	183,033

	Health Care Equipment & Supplies – 2.1%

1,743	Covidien PLC	161,123

	Hotels, Restaurants & Leisure – 2.1%

10,003	Compass Group PLC, (2)	161,458

	Household Durables – 3.3%

1,160	Tupperware Corporation	73,950

1,044	Whirlpool Corporation	179,620
	Total Household Durables	253,570

	Household Products – 3.6%

1,993	Colgate-Palmolive Company	133,292

1,793	Reckitt and Benckiser, (2)	151,013
	Total Household Products	284,305

	Insurance – 2.3%

2,235	Swiss Re AG, (2)	180,724

	IT Services – 1.8%

1,749	Accenture Limited., Class A Shares	141,879

	Machinery – 1.9%

9,100	Kubota Corporation, (2)	144,854

	Oil, Gas & Consumable Fuels – 6.5%

1,408	Chevron Corporation	168,890

3,918	Kinder Morgan, Inc.	151,627

3,129	Total SA, (2)	186,811
	Total Oil, Gas & Consumable Fuels	507,328

	Personal Products – 1.6%

818	L’Oreal, (2)	128,374

	Pharmaceuticals – 9.1%

3,612	AbbVie Inc.	229,218

3,159	Novo Nordisk AS, Class B, (2)	142,795

6,804	Pfizer Inc.	203,780

1,455	Sanofi-Synthelabo, SA, (2)	132,027
	Total Pharmaceuticals	707,820

	Professional Services – 2.7%

7,061	Experian PLC, (2)	106,170

2,461	Nielsen Holdings N.V.	104,568
	Total Professional Services	210,738

44	Nuveen Investments

Shares	Description (1)			Value

	Road & Rail – 2.8%

1,893	Union Pacific Corporation			$220,440

	Software – 1.9%

2,152	SAP AG, (2)			146,627

	Textiles, Apparel & Luxury Goods – 2.2%

2,572	VF Corporation			174,073

	Tobacco – 1.9%

1,644	Philip Morris International			146,332

	Trading Companies & Distributors – 1.8%

11,625	Itochu Corporation, (2)			140,529

	Wireless Telecommunication Services – 3.9%

2,500	KDDI Corporation, (2)			164,174

41,731	Vodafone Group PLC, (2)			138,775
	Total Wireless Telecommunication Services			302,949
	Total Long-Term Investments (cost $6,760,105)			7,530,618

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.9%

	REPURCHASE AGREEMENTS – 2.9%

$223	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $222,972, collateralized by $230,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $229,404	0.000%	11/03/14	$222,972
	Total Short-Term Investments (cost $222,972)			222,972
	Total Investments (cost $6,983,077) – 99.5%			7,753,590
	Other Assets Less Liabilities – 0.5%			39,436
	Net Assets – 100%			$7,793,026

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	45

Nuveen Santa Barbara Global Dividend Growth Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$4,130,968	$3,399,650	$—	$7,530,618
Short-Term Investments:
Repurchase Agreements	—	222,972	—	222,972
Total	$4,130,968	$3,622,622	$—	$7,753,590

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments was $7,018,722.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation	$1,002,785
Depreciation	(267,917)
Net unrealized appreciation (depreciation) of investments	$734,868

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

46	Nuveen Investments

Nuveen Santa Barbara International Dividend Growth Fund

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 95.4%

	COMMON STOCKS – 95.4%

	Aerospace & Defense – 2.6%

1,180	Safran SA, (2)	$74,734

	Automobiles – 2.9%

1,059	Daimler AG, (2)	82,569

	Banks – 15.6%

24,000	BOC Hong Kong Holdings Limited, (2)	80,049

2,083	ForeningsSparbanken AB, (2)	55,201

7,308	HSBC Holdings PLC, (2)	74,508

10,000	Mitsubishi UFJ Financial Group Inc., (2)	58,292

1,578	Toronto-Dominion Bank	77,664

3,162	Westpac Banking Corporation, (2)	97,055
	Total Banks	442,769

	Beverages – 2.9%

1,102	Heineken N.V., (2)	82,324

	Biotechnology – 1.8%

1,481	Grifols SA., Class B Shares, (2)	52,129

	Chemicals – 4.9%

415	Linde AG, (2)	76,590

199	Syngenta AG, (2)	61,542
	Total Chemicals	138,132

	Containers & Packaging – 2.3%

6,299	Amcor Limited, (2)	65,427

	Electric Utilities – 5.4%

1,115	Red Electrica Corporacion SA, (2)	97,430

2,193	Scottish and Southern Energy PLC, (2)	56,209
	Total Electric Utilities	153,639

	Energy Equipment & Services – 4.0%

2,025	Seadrill Limited	46,575

3,359	Tenaris SA, (2)	66,423
	Total Energy Equipment & Services	112,998

	Food Products – 2.4%

1,012	Groupe Danone, (2)	69,153

	Hotels, Restaurants & Leisure – 3.4%

5,969	Compass Group PLC, (2)	96,345

Nuveen Investments	47

Nuveen Santa Barbara International Dividend Growth Fund (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Household Products – 2.0%

672	Reckitt and Benckiser, (2)	$56,598

	Industrial Conglomerates – 2.3%

1,090	Jardine Matheson Holdings Limited, (2)	65,321

	Insurance – 2.8%

994	Swiss Re AG, (2)	80,376

	Machinery – 2.9%

5,200	Kubota Corporation, (2)	82,774

	Media – 2.7%

3,988	WPP Group PLC, (2)	77,896

	Metals & Mining – 2.0%

1,941	BHP Billiton Limited, (2)	58,069

	Oil, Gas & Consumable Fuels – 5.4%

3,721	BG Group PLC, (2)	62,014

1,540	Total SA, (2)	91,942
	Total Oil, Gas & Consumable Fuels	153,956

	Personal Products – 2.4%

426	L’Oreal, (2)	66,855

	Pharmaceuticals – 11.4%

678	Merck KGaA, (2)	61,376

1,201	Novartis AG, (2)	111,456

2,260	Novo Nordisk AS, Class B, (2)	102,158

549	Sanofi-Synthelabo, SA, (2)	49,816
	Total Pharmaceuticals	324,806

	Professional Services – 4.6%

4,242	Experian PLC, (2)	63,783

1,542	Nielsen Holdings N.V.	65,520
	Total Professional Services	129,303

	Software – 1.6%

646	SAP AG, (2)	44,015

	Trading Companies & Distributors – 2.1%

4,900	Itochu Corporation, (2)	59,234

	Wireless Telecommunication Services – 5.0%

1,200	KDDI Corporation, (2)	78,803

18,760	Vodafone Group PLC, (2)	62,386
	Total Wireless Telecommunication Services	141,189
	Total Long-Term Investments (cost $2,466,273)	2,710,611

48	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.8%

	REPURCHASE AGREEMENTS – 4.8%

$135	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $134,970, collateralized by $140,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $139,637	0.000%	11/03/14	$134,970
	Total Short-Term Investments (cost $134,970)			134,970
	Total Investments (cost $2,601,243) – 100.2%			2,845,581
	Other Assets Less Liabilities – (0.2)%			(4,943)
	Net Assets – 100%			$2,840,638

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$189,759	$2,520,852	$—	$2,710,611
Short-Term Investments:
Repurchase Agreements	—	134,970	—	134,970
Total	$189,759	$2,655,822	$—	$2,845,581

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments was $2,611,637.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation	$342,856
Depreciation	(108,912)
Net unrealized appreciation (depreciation) of investments	$233,944

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement purposes, Common Stock classified as Level 2.

Nuveen Investments	49

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2014